CONSOLIDATED BALANCE SHEET (CAD) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current Assets
Cash and cash equivalents	927		551
Accounts receivable	1,122		1,052
Inventories	251		224
Other (Note 5)	847		997
Total Current Assets	3,147		2,824
Plant, Property and Equipment (Note 7)	37,606		33,713
Equity Investments (Note 8)	5,759		5,366
Regulatory Assets (Note 9)	1,735		1,629
Goodwill (Note 10)	3,696		3,458
Intangible and Other Assets (Note 11)	1,955		1,406
Total Assets	53,898		48,396
Current Liabilities
Notes payable (Note 12)	1,842		2,275
Accounts payable and other (Note 13)	2,155		2,344
Accrued interest	388		368
Current portion of long-term debt (Note 15)	973		894
Total Current Liabilities	5,358		5,881
Regulatory Liabilities (Note 9)	229		268
Other Long-Term Liabilities (Note 14)	656		882
Deferred Income Tax Liabilities (Note 16)	4,564		4,016
Long-Term Debt (Note 15)	21,892		18,019
Junior Subordinated Notes (Note 17)	1,063		994
Total Liabilities	33,762		30,060
EQUITY
Common shares, no par value (Note 19) Issued and outstanding: December 31, 2013 - 707 million shares December 31, 2012 - 705 million shares	12,149		12,069
Preferred shares (Note 20)	1,813	[1]	1,224	[1]
Additional paid-in capital	401		379
Retained earnings	5,096		4,687
Accumulated other comprehensive loss (Note 21)	(934)	[2]	(1,448)	[2]
Controlling interests	18,525		16,911
Non-controlling interests (Note 18)	1,611		1,425
Total Equity	20,136		18,336
Total Liabilities and Equity	53,898		48,396

[1]	Net of underwriting commissions and deferred income taxes.
[2]	All amounts are net of tax. Amounts in parentheses indicate losses recorded to OCI.